Angel Oak Mortgage Trust 2020-6 ABS-15G

Exhibit 99.15

TPR Firm:	EdgeMAC	Date Submitted:	8/11/2020
Client Name:	Angel Oak	Report:	Summary
Client Project:	AOMT 2020-6	Loans in report:	37

			# of Loans With Exceptions - by Category
Current Event Grade	# of Loans	%	Credit	Compliance	Property
EG1	12	32.4%	0	0	0
EG2	25	67.6%	16	17	0
EG3	0	0.0%	0	0	0
Excluded	0	0.0%	0	0	0
Pending	0	0.0%	0	0	0
Total	37	100.0%

			# of Loans With Exceptions - by Category
Initial Event Grade	# of Loans	%	Credit	Compliance	Property
EG1	4	10.8%	0	0	0
EG2	3	8.1%	0	3	0
EG3	30	81.1%	28	9	2
Excluded	0	0.0%	0	0	0
Pending	0	0.0%	0	0	0
Total	37	100.0%